UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2003 and the Year Ended December 31, 2002

Ariel Small-Cap Value Portfolio

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc. which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
UNAUDITED

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
                                                                                    ARIEL
                                                                                  SMALL-CAP
                                                                                    VALUE
                                                                                  PORTFOLIO
                                                                                ---------------
                                                                                ---------------
ASSETS:

     Investments in securities, market value  (1)                             $    330,271,741
     Cash                                                                              124,243
     Dividends receivable                                                              155,944
     Receivable for investments sold                                                   108,662
                                                                                ---------------
                                                                                ---------------

     Total assets                                                                  330,660,590
                                                                                ---------------
                                                                                ---------------

LIABILITIES:

     Due to investment adviser                                                         282,769
                                                                                ---------------
                                                                                ---------------

NET ASSETS                                                                    $    330,377,821
                                                                                ===============
                                                                                ===============

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                            $      3,127,126
     Additional paid-in capital                                                    299,041,443
     Net unrealized appreciation on investments                                     24,174,180
     Overdistributed net investment income                                             (61,528)
     Accumulated net realized gain on investments                                    4,096,600
                                                                                ---------------
                                                                                ---------------

NET ASSETS                                                                    $    330,377,821
                                                                                ===============
                                                                                ===============

NET ASSET VALUE PER OUTSTANDING SHARE                                         $          10.56
                                                                                ===============
                                                                                ===============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                    300,000,000
     Outstanding                                                                    31,271,260

(1)  Cost of investments in securities:                                       $    306,097,561

See notes to financial statements.


MAXIM SERIES FUND, INC.

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2003

UNAUDITED

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

                                                                                       ARIEL

                                                                                     SMALL-CAP

                                                                                       VALUE
                                                                                     PORTFOLIO

                                                                                   ---------------
                                                                                   ---------------

INVESTMENT INCOME:
    Interest                                                                     $         28,549
    Income from securities lending                                                          9,189
    Dividends                                                                           1,593,706
                                                                                   ---------------
                                                                                   ---------------

    Total income                                                                        1,631,444
                                                                                   ---------------
                                                                                   ---------------

EXPENSES:

    Audit fees                                                                              6,655
    Bank and custodial fees                                                                 5,752
    Investment administration                                                              39,518
    Management fees                                                                     1,445,815
    Other expenses                                                                         15,024
                                                                                   ---------------
                                                                                   ---------------

    Total expenses                                                                      1,512,764

    Less amount reimbursed by investment adviser                                            5,094
                                                                                   ---------------
                                                                                   ---------------

    Net expenses                                                                        1,507,670
                                                                                   ---------------
                                                                                   ---------------

NET INVESTMENT INCOME                                                                     123,774
                                                                                   ---------------
                                                                                   ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain on investments                                                    3,898,887
    Change in net unrealized depreciation on investments                               28,197,102
                                                                                   ---------------
                                                                                   ---------------

    Net realized and unrealized gain on investments                                    32,095,989
                                                                                   ---------------
                                                                                   ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $     32,219,763
                                                                                   ===============
                                                                                   ===============

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2003 AND YEAR ENDED DECEMBER 31, 2002

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                   ARIEL
                                                                              SMALL-CAP VALUE
                                                                                 PORTFOLIO
                                                                       ------------------------------
                                                                       ------------------------------
                                                                           2003             2002
                                                                       -------------    -------------
                                                                       ------------------------------
                                                                          UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                            $      123,774   $      281,017
    Net realized gain on investments                                      3,898,887        9,142,898
    Change in net unrealized depreciation on investments                 28,197,102      (32,618,441)
                                                                       -------------    -------------
                                                                       -------------    -------------

    Net increase (decrease) in net assets resulting from operations      32,219,763      (23,194,526)
                                                                       -------------    -------------
                                                                       -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                             (185,302)        (281,770)
    From net realized gains                                                               (9,884,424)
                                                                       -------------    -------------
                                                                       -------------    -------------

    Total distributions                                                    (185,302)     (10,166,194)
                                                                       -------------    -------------
                                                                       -------------    -------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                                    71,117,198      242,674,009
    Reinvestment of distributions                                           185,302       10,166,194
    Redemptions of shares                                               (80,098,087)    (119,223,759)
                                                                       -------------    -------------
                                                                       -------------    -------------

    Net increase (decrease) in net assets resulting from share           (8,795,587)     133,616,444
       transactions

                                                                       -------------    -------------
                                                                       -------------    -------------

    Total increase in net assets                                         23,238,874      100,255,724

NET ASSETS:
    Beginning of period                                                 307,138,947      206,883,223
                                                                       -------------    -------------
                                                                       -------------    -------------

    End of period  (1)                                               $  330,377,821   $  307,138,947
                                                                       =============    =============
                                                                       =============    =============

OTHER INFORMATION:

SHARES:  (2)

    Sold                                                                  7,559,249       23,139,280
    Issued in reinvestment of distributions                                  17,698        1,066,967
    Redeemed                                                             (8,565,994)     (11,629,389)
                                                                       -------------    -------------
                                                                       -------------    -------------

    Net increase (decrease)                                                (989,047)      12,576,858
                                                                       =============    =============
                                                                       =============    =============

(1) Including overdistributed net investment income                  $      (61,528)  $

(2) Share information for 2002 has been adjusted for a 1:10 reverse stock split that occurred on November 7, 2002.

See notes to financial statements.

MAXIM SERIES FUND, INC.

ARIEL SMALL-CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                    Six Months Ended               Year Ended December 31,
                                    ------------------------------------------------------------------
                                    ------------------------------------------------------------------
                                    June 30, 20032002 ~     2001 ~     2000 ~     1999 ~      1998 ~
                                    ---------------------  ---------  ---------  ---------   ---------
                                    ---------------------  ---------  ---------  ---------   ---------
                                         UNAUDITED

Net Asset Value, Beginning of Period $   9.52 $    10.51 $     9.37 $     7.84 $     9.54  $     9.15

Income from Investment Operations

Net investment income                    0.01       0.01       0.07       0.07       0.02        0.03
Net realized and unrealized gain (loss)  1.04      (0.70)      1.38       1.97      (0.63)       0.72
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Income (Loss) From

    Investment Operations                1.05      (0.69)      1.45       2.04      (0.61)       0.75
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Less Distributions

From net investment income              (0.01)     (0.01)     (0.07)     (0.07)     (0.02)      (0.02)
From net realized gains                            (0.29)     (0.24)     (0.44)     (1.07)      (0.34)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Distributions                     (0.01)     (0.30)     (0.31)     (0.51)     (1.09)      (0.36)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Net Asset Value, End of Period    $     10.56 $     9.52 $    10.51 $     9.37 $     7.84  $     9.54
                                    ==========  =========  =========  =========  =========   =========
                                    ==========  =========  =========  =========  =========   =========


Total Return                           10.99% o   (6.27%)    15.66%     26.65%     (5.80%)      8.28%

Net Assets, End of Period ($000)  $   330,378 $  307,139 $  206,883 $  116,972 $   35,291  $   38,747

Ratio of Expenses to Average Net Assets:
    - Before Reimbursement              1.05% *    1.06%      1.10%      1.27%      1.28%       1.27%
    - After Reimbursement #             1.04% *    1.06%      1.09%      1.27%      1.23%       1.26%

Ratio of Net Investment Income to
    Average Net Assets:

    - Before Reimbursement              0.08% *    0.11%      0.68%      1.24%      0.16%       0.26%
    - After Reimbursement #             0.09% *    0.11%      0.69%      1.24%      0.21%       0.27%

Portfolio Turnover Rate                 6.31% o   18.73%     15.63%     52.61%     46.17%      26.29%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 # Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized



MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of forty portfolios. Interests in the Ariel Small-Cap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.35% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Benefits, Inc., which is a wholly-owned subsidiary of GWL&A, was the principal underwriter. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2003, there were 46 funds for which the Directors served as Directors, Trustees or Committee Members, forty of which were Portfolios of the Fund. The total compensation paid by the Fund and its affiliated investment companies to the Independent Directors was $41,250 for the period from January 1, 2003 through June 30, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or Interested Director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $18,239,735 and $27,446,754, respectively. For the same period, there were no purchases or sales of U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2003, the U.S. Federal income tax cost basis was $306,356,443. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $45,401,936 and gross depreciation of securities in which there was an excess of tax cost over value of $21,486,638, resulting in net appreciation of $23,915,298.

5. SECURITIES LOANED

      The Portfolio has entered into a securities lending agreement with its custodian, The Bank of New York, effective December 1, 2001. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as "Collateral for securities loaned" in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. No securities were on loan as of June 30, 2003.

6. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

7. REVERSE STOCK SPLIT

      During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Statement of Changes in Net Assets and Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

Ariel Small-Cap Value Portfolio

COMMON STOCK

BROADCAST/MEDIA --- 1.25%

    231,000 Radio One Inc*                                             4,104,870
                                                                      $4,104,870

COMMUNICATIONS - EQUIPMENT --- 1.72%
    617,500 Andrew Corp*                                               5,681,000
                                                                      $5,681,000

ELECTRONIC INSTRUMENT & EQUIP --- 7.26%
    279,400 Anixter International Inc*                                 6,546,342
    289,900 Brady Corp Class A                                         9,668,165
    139,900 Energizer Holdings Inc*                                    4,392,860
    150,600 Littelfuse Inc*                                            3,367,416
                                                                     $23,974,783

FINANCIAL SERVICES --- 4.23%
    393,300 Janus Capital Group Inc                                    6,450,120
    292,500 Waddell & Reed Financial Class A                           7,508,475
                                                                     $13,958,595

FOOD & BEVERAGES --- 4.90%
    191,371 JM Smucker Co                                              7,633,789
    314,600 McCormick & Co Inc (nonvtg)                                8,557,120
                                                                     $16,190,909

HOUSEHOLD GOODS --- 8.26%
    800,100 American Greetings Corp Class A*                          15,713,964
    314,900 Dial Corp                                                  6,124,805
    417,300 Interface Inc                                              1,936,272
    154,950 Libbey Inc                                                 3,517,365
                                                                     $27,292,406

INSURANCE RELATED --- 11.40%
    380,600 HCC Insurance Holdings Inc                                11,254,342
    633,800 Horace Mann Educators Corp                                10,223,194
     63,225 Markel Corp*                                              16,185,600
                                                                     $37,663,136

LEISURE & ENTERTAINMENT --- 4.42%
  1,203,500 Park Place Entertainment Corp*                            10,939,815
    235,200 WMS Industries Inc*                                        3,666,768
                                                                     $14,606,583

MACHINERY --- 6.42%

    293,543 Graco Inc                                                  9,393,376
    325,800 IDEX Corp                                                 11,806,992
                                                                     $21,200,368

MANUFACTURING --- 1.99%

    221,931 Matthews International Corp Class A                        5,495,012
    158,000 Oneida Ltd                                                 1,066,500
                                                                      $6,561,512

MEDICAL PRODUCTS --- 4.65%
    319,200 Invacare Corp                                             10,533,600
    204,800 Sybron Dental Specialties Inc*                             4,833,280
                                                                     $15,366,880

OFFICE EQUIPMENT & SUPPLIES --- 3.14%
    223,386 General Binding Corp*                                      2,680,632
    380,800 Herman Miller Inc                                          7,695,968
                                                                     $10,376,600

PRINTING & PUBLISHING --- 8.69%
    332,400 Journal Register Co*                                       6,013,116
    376,800 Lee Enterprises Inc                                       14,141,304
    331,700 Valassis Communications Inc*                               8,531,324
                                                                     $28,685,744

REAL ESTATE --- 5.27%
    451,538 Jones Lang LaSalle Inc*                                    7,134,300
    269,800 Rouse Co REIT                                             10,279,380
                                                                     $17,413,680

RESTAURANTS --- 2.42%

    289,250 Bob Evans Farms Inc                                        7,991,978
                                                                      $7,991,978

RETAIL --- 5.65%

    262,700 Longs Drug Stores Corp                                     4,360,820
    391,000 Neiman Marcus Group Inc*                                  14,310,599
                                                                     $18,671,419

SPECIALIZED SERVICES --- 12.17%
    157,900 DeVry Inc*                                                 3,677,491
     18,930 Grey Global Group Inc                                     14,623,614
  1,000,800 ServiceMaster Co                                          10,708,560
    663,700 Sotheby's Holdings Inc Class A*                            4,937,928
    532,100 Steelcase Inc                                              6,257,496
                                                                     $40,205,089

TOYS --- 3.28%

    618,650 Hasbro Inc                                                10,820,189
                                                                     $10,820,189

TOTAL COMMON STOCK --- 97.12%                                       $320,765,741
(Cost $296,591,562)

SHORT-TERM INVESTMENTS

  9,506,000 Fannie Mae                                                 9,506,000
               0.790%, July 1, 2003

TOTAL SHORT-TERM INVESTMENTS --- 2.88%                                $9,506,000
(Cost $9,506,000)

TOTAL ARIEL SMALL-CAP VALUE PORTFOLIO --- 100%                      $330,271,741
(Cost $306,097,562)

Legend

REIT - Real Estate Investment Trust
* Non-income Producing Security
See Notes to Financial Statements

ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

a)     Not Required in Filing.

b) (1)Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 31-Certifications.

       (2)Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 32-Certifications.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

Maxim Series Fund, Inc.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

By: /s/ G.R. McDonald
       G. McDonald
       Treasurer

Date: August 15, 2003